Inventory	12 Months Ended
Dec. 31, 2023
Inventory
Inventory

5.    Inventory

	December 31,	December 31,
	2022	2023
Raw materials	2,974,125	2,245,076
Work in process	170,995	90,035
Finished Goods	4,685,790	2,646,287
Merchandise	510,143	480,174
Less: inventory provision	(149,667)	(183,846)
Total	8,191,386	5,277,726

Raw materials primarily consist of materials for volume production as well as spare parts used for aftersales services.

Finished goods include vehicles ready for transit at production factory, vehicles in transit to fulfill customer orders, new vehicles available for immediate sale at the Group’s sales and service center locations and charging piles.

Merchandise includes accessories and branded merchandise which can be redeemed by customer loyalty program.

Inventory write-downs recorded in cost of sales for the years ended December 31, 2021, 2022 and 2023 were RMB1,105, RMB148,729 and RMB65,362, respectively.